EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic benefit cost
Amortization of transition obligation (asset)
Weighted average assumptions used:
Expected return on plan assets, USA employees		7.50%
Postretirement Medical Plan [Member]
Net periodic benefit cost
Service cost	146	193	177
Interest cost	399	573	512
Expected return on the plan's assets
Amortization of transition obligation (asset)
Amortization of prior service costs	(244)	114
Amortization of net (gain) or loss		109	48
Total net periodic benefit cost	301	989	737
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	(3,851)	(990)	376
Net (gain) or loss for the period	(1,355)	(1,752)	643
Amortization of transition obligation (asset)
Amortization of prior service costs	244	(114)
Amortization of net (gain) or loss		(109)	(48)
Total recognized in other comprehensive income	(4,962)	(2,965)	971
Total recognized in net periodic benefit cost and other comprehensive income	(4,661)	(1,976)	1,708
Weighted average assumptions used:
Discount rate	5.20%	5.90%	6.30%
Expected return on plan assets, USA employees
Rate of compensation increases
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year			10.00%
Ultimate rate			5.00%
Measurement date	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Medical Plan [Member] | Minimum [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	8.25%	10.00%
Ultimate rate	5.00%	5.00%
Year that ultimate rate is reached	2019	2019	2017
Postretirement Medical Plan [Member] | Maximum [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	57.00%	21.00%
Ultimate rate	5.00%	5.00%
Year that ultimate rate is reached	2021	2021	2017
Pension Plan [Member]
Net periodic benefit cost
Service cost			106
Interest cost	761	736	729
Expected return on the plan's assets	(817)	(810)	(693)
Amortization of transition obligation (asset)
Amortization of prior service costs
Amortization of net (gain) or loss	70
Total net periodic benefit cost	14	(74)	142
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period
Net (gain) or loss for the period	1,000	2,468	(85)
Amortization of transition obligation (asset)
Amortization of prior service costs
Amortization of net (gain) or loss	(70)
Total recognized in other comprehensive income	930	2,468	(85)
Total recognized in net periodic benefit cost and other comprehensive income	$ 944	$ 2,394	$ 57
Weighted average assumptions used:
Discount rate	5.10%	5.70%	6.20%
Expected return on plan assets, USA employees	7.50%	7.50%	7.50%
Rate of compensation increases